VARIABLE INTEREST ENTITIES ("VIEs") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Restricted cash	$ 163,181	$ 188,289
Long-term debt	(1,367,937)	(1,294,719)
Total liabilities	(2,683,582)	(2,881,318)
Statement of income
Interest expense	69,354	103,124	$ 101,908
Statement of cash flows
Net debt repayments	(934,534)	(552,195)	(994,874)
Net debt receipts	729,707	524,278	1,177,748
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash	36,875	34,947
Short-term interest bearing debt	(865,982)	(963,005)
Long-term debt	(625,119)	(617,124)
Total liabilities	(1,491,101)	(1,580,129)
Statement of income
Interest expense	34,733	69,373	61,502
Statement of cash flows
Net debt repayments	(550,663)	(410,737)	(299,776)
Net debt receipts	459,707	$ 144,278	$ 1,061,000
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Glacier
Variable Interest Entity [Line Items]
Restricted cash	69
Short-term interest bearing debt	(110,625)
Long-term debt	0
Total liabilities	(110,625)
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Kelvin
Variable Interest Entity [Line Items]
Restricted cash	11
Short-term interest bearing debt	(128,563)
Long-term debt	0
Total liabilities	(128,563)
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Snow
Variable Interest Entity [Line Items]
Restricted cash	1,467
Short-term interest bearing debt	(111,108)
Long-term debt	0
Total liabilities	(111,108)
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Ice
Variable Interest Entity [Line Items]
Restricted cash	1,521
Short-term interest bearing debt	(83,857)
Long-term debt	0
Total liabilities	(83,857)
CMBL Lessor VIE | Variable Interest Entity, Primary Beneficiary | Golar Tundra
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	(10,215)
Long-term debt	(79,235)
Total liabilities	(89,450)
CCBFL Lessor Agreement | Variable Interest Entity, Primary Beneficiary | Golar Seal
Variable Interest Entity [Line Items]
Restricted cash	3,432
Short-term interest bearing debt	0
Long-term debt	(89,752)
Total liabilities	(89,752)
COSCO Shipping Lessor Agreement | Variable Interest Entity, Primary Beneficiary | Golar Crystal
Variable Interest Entity [Line Items]
Restricted cash	4,990
Short-term interest bearing debt	(8,220)
Long-term debt	(74,984)
Total liabilities	(83,204)
China State Shipbuilding Corporation, CSSC | Variable Interest Entity, Primary Beneficiary | Hilli
Variable Interest Entity [Line Items]
Restricted cash	16,670
Short-term interest bearing debt	(413,394)
Long-term debt	(277,487)
Total liabilities	(690,881)
AVIC International Lessor Agreement | Variable Interest Entity, Primary Beneficiary | Golar Bear
Variable Interest Entity [Line Items]
Restricted cash	8,715
Short-term interest bearing debt	0
Long-term debt	(103,661)
Total liabilities	$ (103,661)